Average Annual Total Returns{- Freedom 2035 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2035 Portfolio	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2035 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0552 Past 1 year	F0552 Past 5 years	F0552 Past 10 years
Total	18.28%	12.51%	10.20%	18.15%	12.39%	10.09%	17.96%	12.21%	9.92%	18.40%	15.22%	13.88%	15.59%	12.33%	10.37%